Non-Current Assets by Region (Tables)	12 Months Ended
Dec. 31, 2021
Non-Current Assets by Region
Schedule of non-current assets by region

€ millions	2021	2020
Germany	5,305	4,350
Rest of EMEA	5,927	5,798
EMEA	11,232	10,149
United States	30,143	26,829
Rest of Americas	441	379
Americas	30,584	27,208
APJ	1,263	1,216
SAP Group	43,079	38,572